Summary of Share Options Activities (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares
Disclosure Of Issued Capital [Abstract]
Number of Options, Beginning Balance | shares	6,030,076	8,236,668	3,016,200	0
Number of Options, Golden Valley share options exchanged for GRC share options | shares			2,498,045
Number of Options, Granted | shares	2,271,592	5,000	577,031	3,016,200
Number of Options, Exercised - Golden Valley Abitibi Royalties Ltd. | shares		(332,298)
Number of Options, Forfeited | shares	(65,000)	(143,159)	(61,200)
Number of Options, Ending Balance | shares	8,236,668	7,766,211	6,030,076	3,016,200
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 3.42	$ 3.18	$ 4.97	$ 0
Weighted Average Exercise Price, Golden Valley share options exchange for GRC share options | $ / shares			1.32
Weighted Average Exercise Price, Granted | $ / shares	2.58	2.33	4.52	4.97
Weighted Average Exercise Price, Exercised - Golden Valley Abitibi Royalties Ltd. | $ / shares		1.04
Weighted Average Exercise Price, Forfeited | $ / shares	4.29	1.04	4.26
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 3.18	$ 3.31	$ 3.42	$ 4.97